Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At January 1, 2023
Cost	$991	$20,364	$18,514	$8,596	$14,270	$62,735
Accumulated depreciation	—	(7,074)	(10,218)	(5,348)	—	(22,640)
Net book value	$991	$13,290	$8,296	$3,248	$14,270	$40,095
Year ended December 31, 2023
Opening net book value	$991	$13,290	$8,296	$3,248	$14,270	$40,095
Additions	619	198	864	1,198	3,631	6,510
Disposals	(12)	(2)	(34)	—	(7)	(55)
Depreciation and amortization	—	(377)	(964)	(739)	—	(2,080)
Transfers between classifications (c)	—	324	13,787	—	(14,111)	—
Changes in decommissioning, restoration and other provisions	(7)	926	18	—	(6)	931
Capitalized borrowing costs (Note 11)	—	—	—	—	780	780
Changes in foreign exchange rates	(26)	(89)	(280)	(25)	(196)	(616)
Closing net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
At December 31, 2023
Cost	$1,565	$20,693	$32,532	$9,738	$4,361	$68,889
Accumulated depreciation	—	(6,423)	(10,845)	(6,056)	—	(23,324)
Net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Year ended December 31, 2024
Opening net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Additions	315	1	533	846	1,447	3,142
Disposals	(7)	(4)	(50)	—	(2)	(63)
Change from the NSC/POSCO transaction (Note 5)	—	115	105	83	39	342
Sale of steelmaking coal business (Note 5)	—	(9,609)	(4,214)	(2,090)	(1,360)	(17,273)
Asset impairment	—	—	(961)	—	(54)	(1,015)
Depreciation and amortization	—	(396)	(1,459)	(586)	—	(2,441)
Transfers between classifications (c)	—	106	3,217	—	(3,323)	—
Changes in decommissioning, restoration and other provisions	—	39	(9)	—	—	30
Capitalized borrowing costs (Note 11)	—	—	—	—	66	66
Changes in foreign exchange rates	82	357	1,500	95	181	2,215
Closing net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568
At December 31, 2024
Cost	$1,955	$6,988	$29,313	$4,417	$1,355	$44,028
Accumulated depreciation	—	(2,109)	(8,964)	(2,387)	—	(13,460)
Net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568